Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans
Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2019	$7,318	$2,858	$—	$3,336	$13,512
Expensed during the period	3,119	2,787	—	(1,551)	4,355
Reclassification from equity-settled plans	—	—	6,833	—	6,833
Payments	(3,813)	(894)	—	(176)	(4,883)
Balance, December 31, 2020	6,624	4,751	6,833	1,609	19,817
Expensed during the period	17,168	18,634	17,646	3,065	56,513
Reclassification from equity-settled plans	—	—	(3,164)	—	(3,164)
Payments	(5,742)	(1,861)	(4,808)	—	(12,411)
Balance, December 31, 2021	$18,050	$21,524	$16,507	$4,674	$60,755
Current	11,338	6,182	16,507	—	34,027
Long-term	6,712	15,342	—	4,674	26,728
Balance, December 31, 2021	$18,050	$21,524	$16,507	$4,674	$60,755

Summary of Shares Outstanding Under Share Based Incentive Plans
A summary of the RSUs and PSUs outstanding under these share-based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2019	316,904	166,768
Granted	363,253	502,558
Redeemed	(127,884)	(39,028)
Forfeited	(67,491)	(64,919)
December 31, 2020	484,782	565,379
Granted	356,928	488,510
Redeemed	(216,820)	(40,515)
Forfeited	(26,734)	(29,640)
December 31, 2021	598,156	983,734

Summary of Status of Equity Incentive Plan
A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2019	201,079	$87.00 – 286.20	145.88	178,453
Forfeited	(52,414)	87.00 – 203.00	165.79
December 31, 2020	148,665	87.00 – 286.20	138.86	141,156
Forfeited	(33,060)	89.20 – 286.20	193.10
December 31, 2021	115,605	$87.00 – 146.40	$123.35	115,605

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2019	318,153	$51.20 – 183.60	$93.32	217,441
Forfeited	(34,360)	64.20 – 183.60	151.92
December 31, 2020	283,793	51.20 – 183.60	86.23	239,521
Forfeited	(15,950)	183.60 – 183.60	183.60
December 31, 2021	267,843	$51.20 – 115.80	$80.43	257,854

Range of Exercise Prices for Options Outstanding

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00 – 117.59	45,590	$88.11	2.14	45,590	$88.11
117.60 – 146.19	17,035	145.97	2.13	17,035	145.97
146.20 – 146.40	52,980	146.40	0.11	52,980	146.40
$ 87.00 – 146.40	115,605	$123.35	1.21	115,605	$123.35

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans
A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2019	89,613
Redeemed	(12,039)
Balance December 31, 2020	77,574
Granted	27,017
Balance December 31, 2021	104,591

Deferred Share Units (DSUs) [Member] | Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
December 31, 2019	4,659
Redeemed	(3,189)
December 31, 2020 and 2021	1,470

Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans
A summary of the activity under this share-based incentive plan is presented below:

Executive Performance Share Units	Outstanding
December 31, 2019	368,845
Redeemed	(57,442)
Forfeited	(22,696)
December 31, 2020	288,707
Redeemed	(96,355)
Forfeited	(2,388)
December 31, 2021	189,964